UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from September 14, 2006 to September 25, 2006


Commission File Number of issuing entity: 333-130192-19


                J.P. Morgan Mortgage Acquisition Trust 2006-WMC3
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       51-0603231, 51-0603230, 51-0603229
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC3
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
 A1SS             [   ]           [   ]           [ x ]
 A1MZ             [   ]           [   ]           [ x ]
 A2               [   ]           [   ]           [ x ]
 A3               [   ]           [   ]           [ x ]
 A4               [   ]           [   ]           [ x ]
 A5               [   ]           [   ]           [ x ]
 M1               [   ]           [   ]           [ x ]
 M2               [   ]           [   ]           [ x ]
 M3               [   ]           [   ]           [ x ]
 M4               [   ]           [   ]           [ x ]
 M5               [   ]           [   ]           [ x ]
 M6               [   ]           [   ]           [ x ]
 M7               [   ]           [   ]           [ x ]
 M8               [   ]           [   ]           [ x ]
 M9               [   ]           [   ]           [ x ]
 M10

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On September 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC3 Asset-Backed Pass-Through Certificates, Series 2006-WMC3. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on September 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   September 29, 2006

EXHIBIT INDEX

Exhibit Number Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC3 Asset-Backed Pass-Through Certificates, Series 2006-WMC3 relating to the September 25, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC3
                                  September 25, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                           10
Delinquency Trend Group                                             11
Bankruptcies                                                        12
Foreclosures                                                        14
REO Properties                                                      16
REO Property Scheduled Balance                                      18
Principal Payoffs by Group occurred in this Distribution            17
Realized Loss Group Report                                          18


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: Alexander.t.tonge@jpmorgan.com

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC3
                                  September 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                     ENDING
              FACE           PRINCIPAL                                                         REALIZED   DEFERRED      PRINCIPAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL         LOSSES    INTEREST        BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1SS     175,270,000.00  175,270,000.00    5,274,422.09      292,408.78     5,566,830.87           0.00     0.00    169,995,577.91
A1MZ      43,817,000.00   43,817,000.00    1,318,590.48       73,770.79     1,392,361.27           0.00     0.00     42,498,409.52
A2       279,200,000.00  279,200,000.00   16,087,893.38      458,973.78    16,546,867.16           0.00     0.00    263,112,106.62
A3        90,900,000.00   90,900,000.00            0.00      151,096.00       151,096.00           0.00     0.00     90,900,000.00
A4        95,700,000.00   95,700,000.00            0.00      160,244.33       160,244.33           0.00     0.00     95,700,000.00
A5        78,618,000.00   78,618,000.00            0.00      133,803.47       133,803.47           0.00     0.00     78,618,000.00
M1        32,612,000.00   32,612,000.00            0.00       55,603.46        55,603.46           0.00     0.00     32,612,000.00
M2        28,775,000.00   28,775,000.00            0.00       49,500.99        49,500.99           0.00     0.00     28,775,000.00
M3        17,265,000.00   17,265,000.00            0.00       29,806.10        29,806.10           0.00     0.00     17,265,000.00
M4        15,346,000.00   15,346,000.00            0.00       26,727.62        26,727.62           0.00     0.00     15,346,000.00
M5        15,346,000.00   15,346,000.00            0.00       26,868.29        26,868.29           0.00     0.00     15,346,000.00
M6        13,908,000.00   13,908,000.00            0.00       24,605.57        24,605.57           0.00     0.00     13,908,000.00
M7        13,428,000.00   13,428,000.00            0.00       25,151.39        25,151.39           0.00     0.00     13,428,000.00
M8        11,510,000.00   11,510,000.00            0.00       21,980.90        21,980.90           0.00     0.00     11,510,000.00
M9         8,632,000.00    8,632,000.00            0.00       18,805.77        18,805.77           0.00     0.00      8,632,000.00
M10        9,591,000.00    9,591,000.00            0.00       21,481.18        21,481.18           0.00     0.00      9,591,000.00
P                100.00          100.00            0.00       32,360.00        32,360.00           0.00     0.00            100.00
R                  0.00            0.00            0.00            0.00             0.00           0.00     0.00              0.00
TOTALS   929,918,100.00  929,918,100.00   22,680,905.95    1,603,188.42    24,284,094.37           0.00     0.00    907,237,194.05
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
              FACE           NOTIONAL                                                         REALIZED     DEFERRED     NOTIONAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL       LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        959,177,770.00  959,177,770.00            0.00    4,415,533.61     4,415,533.61           0.00     0.00    936,496,864.04
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1SS     46629KAA7     1,000.00000000       30.09312541          1.66833331        31.76145872    969.90687459     5.460000%
A1MZ     46629KAB5     1,000.00000000       30.09312550          1.68361116        31.77673666    969.90687450     5.510000%
A2       46629KAC3     1,000.00000000       57.62139463          1.64388890        59.26528352    942.37860537     5.380000%
A3       46629KAD1     1,000.00000000        0.00000000          1.66222222         1.66222222  1,000.00000000     5.440000%
A4       46629KAE9     1,000.00000000        0.00000000          1.67444441         1.67444441  1,000.00000000     5.480000%
A5       46629KAF6     1,000.00000000        0.00000000          1.70194447         1.70194447  1,000.00000000     5.570000%
M1       46629KAG4     1,000.00000000        0.00000000          1.70500000         1.70500000  1,000.00000000     5.580000%
M2       46629KAH2     1,000.00000000        0.00000000          1.72027767         1.72027767  1,000.00000000     5.630000%
M3       46629KAJ8     1,000.00000000        0.00000000          1.72638865         1.72638865  1,000.00000000     5.650000%
M4       46629KAK5     1,000.00000000        0.00000000          1.74166688         1.74166688  1,000.00000000     5.700000%
M5       46629KAL3     1,000.00000000        0.00000000          1.75083344         1.75083344  1,000.00000000     5.730000%
M6       46629KAM1     1,000.00000000        0.00000000          1.76916667         1.76916667  1,000.00000000     5.790000%
M7       46629KAN9     1,000.00000000        0.00000000          1.87305556         1.87305556  1,000.00000000     6.130000%
M8       46629KAP4     1,000.00000000        0.00000000          1.90972198         1.90972198  1,000.00000000     6.250000%
M9       46629KAQ2     1,000.00000000        0.00000000          2.17861098         2.17861098  1,000.00000000     7.130000%
M10      46629KAR0     1,000.00000000        0.00000000          2.23972266         2.23972266  1,000.00000000     7.330000%
P        46629KAT6     1,000.00000000        0.00000000    323,600.00000000   323,600.00000000  1,000.00000000     0.000000%
TOTALS                 1,000.00000000       24.39021883          1.72401034        26.11422917    975.60978117

----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C        46629KAS8     1,000.00000000        0.00000000          4.60345699         4.60345699    976.35380357     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC3
                                  September 25, 2006
Dates:
Record Date                                                                               09/22/06
Determination Date                                                                        09/15/06
Distribution Date                                                                         09/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                    355,375.28
Group 1                                                                                 111,522.31
Group 2                                                                                 243,852.97

Principal Prepayments (Total)                                                        22,257,596.35
Group 1                                                                               1,566,662.47
Group 2                                                                               3,577,703.50

Curtailments (Total)                                                                     26,167.70
Group 1                                                                                   4,873.97
Group 2                                                                                  21,293.73

Curtailment Interest Adjustments (Total)                                                 41,766.62
Group 1                                                                                   7,930.45
Group 2                                                                                  33,836.17

Repurchase Principal (Total)                                                         17,113,230.38
Group 1                                                                               4,902,023.37
Group 2                                                                              12,211,207.01

Substitution Amounts (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Net Liquidation Proceeds (Total)                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00
Other Principal Adjustments (Total)                                                           0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Non Recoverable Principal Advances (Total)                                                    0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Interest Funds:

Gross Interest                                                                        6,418,906.24
Group 1                                                                               1,847,342.39
Group 2                                                                               4,571,563.85

Servicing Fees                                                                          392,526.81
Group 1                                                                                 112,638.57
Group 2                                                                                 279,888.24

Trustee Fees                                                                              3,197.24
Group 1                                                                                     917.44
Group 2                                                                                   2,279.80

Custodian Fee                                                                             1,598.63
Group 1                                                                                     458.72
Group 2                                                                                   1,139.91

Trust Oversight Manager Fees                                                             11,989.72
Group 1                                                                                   3,440.43
Group 2                                                                                   8,549.29

Non Recoverable Interest Advances (Total)                                                     0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                6
Group 1                                                                                          3
Group 2                                                                                          3

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected    1,146,780.46
Group 1                                                                                 593,554.15
Group 2                                                                                 553,226.31

Amount of Prepayment Penalties Collected                                                 32,360.00
Group 1                                                                                  16,017.39
Group 2                                                                                  16,342.61
Available Remitance Amount                                                           28,690,499.79

Principal Remittance Amount (Total)                                                  22,680,905.95
Group 1                                                                               6,593,012.57
Group 2                                                                              16,087,893.38

Interest Remittance Amount (Total)                                                    6,009,593.84
Group 1                                                                               1,729,887.22
Group 2                                                                               4,279,706.62

Pool Detail:
Beginning Number of Loans Outstanding                                                        4,786
Group 1                                                                                      1,677
Group 2                                                                                      3,109

Ending Number of Loans Outstanding                                                           4,685
Group 1                                                                                      1,647
Group 2                                                                                      3,038

Beginning Aggregate Loan Balance                                                    959,177,770.27
Group 1                                                                             275,234,644.75
Group 2                                                                             683,943,125.50

Ending Aggregate Loan Balance                                                       936,496,864.31
Group 1                                                                             268,641,632.18
Group 2                                                                             667,855,232.13

Current Advances                                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Aggregate Advances                                                                            0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Weighted Average Remaning Term To Maturity                                                  336.72
Group 1                                                                                     341.00
Group 2                                                                                     335.00

Weighted Average Net Mortgage Rate                                                        7.48937%
Group 1                                                                                   7.51272%
Group 2                                                                                   7.47997%

  Delinquent Mortgage Loans
           Group 1
           Category             Number     Principal Balance           Percentage
           1 Month                32                  4,207,338.65         1.57%
           2 Month                0                           0.00         0.00%
           3 Month                0                           0.00         0.00%
            Total                 32                  4,207,338.65         1.57%
  Delinquent Mortgage Loans
           Group 2
           Category             Number     Principal Balance           Percentage
           1 Month               106                 26,315,392.17         3.94%
           2 Month                2                     670,394.66         0.10%
           3 Month                0                           0.00         0.00%
            Total                108                 26,985,786.83         4.04%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

  Bankruptcies
  Group Number   Number of Loans  Principal Balance  Percentage
          1             0                      0.00        0.00%
          2             0                      0.00        0.00%
     Total              0                      0.00        0.00%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   0
Total Principal Balance of Bankruptcy Loans                                                     0.00

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   0
Total Principal Balance of Bankruptcy Loans                                                     0.00


 Foreclosures
 Group Number   Number of Loans Principal Balance   Percentage
          1                   0             0.00         0.00%
          2                   0             0.00         0.00%
     Total                    0             0.00         0.00%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00

   REO Properties
    Group Number  Number of Loans Principal Balance     Percentage
             1                  0             0.00           0.00%
             2                  0             0.00           0.00%
        Total                   0             0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
          Group Number   Loan Number   REO Date   Schedule Principal Balance
                                                                        0.00
              Total                                                     0.00

Principal Payoffs by Group occured in this Distribution
       Group Number    Number of Loans     Principal Balance       Percentage
                1                    0          6,468,685.84            2.41%
                2                    0         15,788,910.51            2.36%
           Total                     0         22,257,596.35            2.38%

 Realized Loss Group Report
        Group Number      Current Loss   Cumulative Loss  Ending Balance    Balance of Liquidated Loans    Net Liquidation Proceeds
              1                   0.00              0.00  268,641,632.18                        0.00                     0.00
              2                   0.00              0.00  667,855,232.13                        0.00                     0.00
            TOTAL                 0.00              0.00  936,496,864.31                        0.00                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                       0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Cumulative Realized Losses - Reduced by Recoveries                                                   0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00

Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 37.09% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           0.07159%
37.09% of of Senior Enhancement Percetage                                                        7.76216%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00000%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       29,254,921.99
Ending Overcollateralization Amount                                                         29,259,670.26
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      4,415,533.61
Payment to Class C                                                                           4,415,533.61

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1SS                                                                                          0.00
Class A-1MZ                                                                                          0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1SS                                                                                          0.00
Class A-1MZ                                                                                          0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1SS                                                                                          0.00
Class A-1MZ                                                                                          0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                            23,231.81
Net Swap Payment Paid                                                                           23,231.81
Net Swap Receipt Due                                                                                 0.00

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                   23,231.81
Withdrawals from the Swap Account                                                               23,231.81
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                             0.00
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                         0.00
Ending Balance                                                                                   1,000.00
Interest Accrual Period
Start Date                                                                                              0
End Date                                                                                                0
Number of Days in Accrual Period                                                                       11

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1SS                                                                                          0.00
Class A-1MZ                                                                                          0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Interest Carryover Amount Paid This Period
Class A-1SS                                                                                          0.00
Class A-1MZ                                                                                          0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Remaining Interest Carryover Amount
Class A-1MZ                                                                                          0.00
Class A-1SS                                                                                          0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1SS                                               0.00
Prepayment Interest Shortfall Allocated to Class A-1MZ                                               0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1SS                                               0.00
Relief Act Interest Shortfall Allocated to Class A-1MZ                                               0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                   20.425547

One-Month LIBOR for Such Distribution Date                                                       5.330000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1SS                                                                                      5.460000
Class A-1MZ                                                                                      5.510000
Class A-2                                                                                        5.380000
Class A-3                                                                                        5.440000
Class A-4                                                                                        5.480000
Class A-5                                                                                        5.570000
Class M-1                                                                                        5.580000
Class M-2                                                                                        5.630000
Class M-3                                                                                        5.650000
Class M-4                                                                                        5.700000
Class M-5                                                                                        5.730000
Class M-6                                                                                        5.790000
Class M-7                                                                                        6.130000
Class M-8                                                                                        6.250000
Class M-9                                                                                        7.130000
Class M-10                                                                                       7.330000
Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00



Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.